Basis of Preparation	6 Months Ended
Jun. 30, 2019
Basis of Presentation [Abstract]
BASIS OF PREPARATION

NOTE 2 - BASIS OF PREPARATION:

a.	Basis of presentation

The Company’s condensed consolidated financial statements for the six and three month periods ended June 30, 2019 have been prepared in accordance with International Accounting Standard (hereinafter - “IAS”) 34, “Interim Financial Reporting”. These condensed consolidated financial statements, which are unaudited, do not include all the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements as of December 31, 2018 and their accompanying notes, which have been prepared in accordance with International Financial Reporting Standards (hereinafter - “IFRS”) as published by the International Accounting Standards Board (hereinafter – “IASB”). The results of operations for the six and three month periods ended June 30, 2019 are not necessarily indicative of the results that may be expected for the entire fiscal year ending December 31, 2019 or for any other interim period.

b.	Estimates

The preparation of interim financial statements requires the Company’s management to exercise its judgment and to use significant accounting estimates and assumptions that affect the application of the Company’s accounting policies and the amounts of reported assets, liabilities, income and expenses. Actual results may materially differ from those estimates.

In preparation of these condensed consolidated financial statements, the significant judgments that were exercised by the management in applying the Company’s accounting policies and the key sources of estimation uncertainty were similar to those applied in the Company’s annual financial statements for the year ended December 31, 2018.